Income Taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Income Taxes
Net operating losses	$ 78,015,340	$ 36,838,759
Description of accounting policy for deferred income tax [text block]	If not utilized, $6,460,091 of these net operating losses will expire between 2033 and 2036 and $30,378,668 of these net operating losses will carryforward indefinitely.	If not utilized, $6,460,091 of these net operating losses will expire between 2033 and 2036 and $30,378,668 of these net operating losses will carryforward indefinitely.